Basis of Presentation Basis of presentation text (Details) - $ / shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity, Reverse Stock Split	Pursuant to the authorization provided at a special meeting of the Company's stockholders held on September 16, 2015, the Company completed a 1-for-15 reverse stock split of the shares of the Company’s common stock on September 30, 2015 (the Reverse Stock Split). As a result of the Reverse Stock Split, every 15 shares of issued and outstanding common stock were combined into one issued and outstanding share of Common Stock, without any change in the par value per share.
Common Stock [Member]
Stock Issued During Period, Shares, Reverse Stock Splits		278.0
Common Stock, shares issued	19.3	19.0
Common Stock, par value per share	$ 0.01	$ 0.01
Stock Authorized During Period, Shares, Reverse Stock Splits		800.0
Common Stock, shares authorized	53.3	53.3